Trade receivables, other assets, prepaid expenses and Tax receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Summary of other assets and prepaid expenses	Other assets and prepaid expenses consisted of the following:

	At December 31						Increase due to the merger
	2021			2020
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Receivables from financing activities	2,296	1,347	3,643	37	425	462	3,154
Other receivables	2,679	2,122	4,801	504	904	1,408	3,362
Defined benefit plan assets	—	2,423	2,423	—	704	704	1,296
Derivative operating assets	641	114	755	115	34	149	305
Prepaid expenses and other	746	260	1,006	1,737	28	1,765	464
Total other assets and prepaid expenses	€6,362	€6,266	€12,628	€2,393	€2,095	€4,488	€8,581

Schedule of receivables by due date
The following table summarizes Receivables from financing activities, Other receivables, Derivative operating assets and Tax receivables by due date:

	At December 31,
	2021					2020
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total
	(€ million)
Receivables from financing activities	2,296	923	424	1,347	3,643	37	175	250	425	462
Other receivables	2,679	1,773	349	2,122	4,801	504	683	221	904	1,408
Derivative operating assets	641	114	—	114	755	115	34	—	34	149
Total	€5,616	€2,810	€773	€3,583	€9,199	€656	€892	€471	€1,363	€2,019

Tax receivables	€285	€74	€31	€105	€390	€216	€—	€—	€—	€216

Disclosure of allowance for credit losses
Trade receivables are shown net of an ECL allowance, calculated using the simplified approach. Changes in the allowance for trade receivables were as follows:

	At January 1, 2021	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2021
	(€ million)
ECL allowance - Trade receivables	€250	€315	€(83)	€—	€482
Receivables from financing activities are shown net of an ECL allowance. Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2021	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2021
	(€ million)
ECL allowance - Receivables from financing activities	€98	€77	€(54)	€—	€121

Disclosure of credit risk exposure	The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31,
	2021			2020
	Current and less than 90 days past due	90 days or more past due	Total	Current and less than 90 days past due	90 days or more past due	Total
	(€ million)
Gross amount	€2,882	€593	€3,475	€4,687	€486	€5,173
ECL allowance	(80)	(402)	(482)	(12)	(238)	(250)
Carrying amount	€2,802	€191	€2,993	€4,675	€248	€4,923
The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31,
	2021				2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	(€ million)
Gross amount	€3,359	€108	€45	€3,512	€559	€1	€—	€560
ECL allowance	(105)	(8)	(8)	(121)	(98)	—	—	(98)
Carrying amount	€3,254	€100	€37	€3,391	€461	€1	€—	€462

Schedule of receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Company and are summarized as follows:

	At December 31,
	2021	2020
	(€ million)
Dealer financing	€1,499	€30
Retail financing	1,438	1
Finance leases	5	—
Other	701	431
Total Receivables from financing activities	€3,643	€462

Disclosure of carrying amount of assets not derecognised
At December 31, 2021 and 2020, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31,
	2021			2020
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€137	€12	€149	€260	€—	€260
Carrying amount of the related liabilities (Note 22)	€137	€12	€149	€260	€—	€260